UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Bond Index Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Moody’s Rating as of June 30, 2011

Moody’s Rating	% of Portfolio Investments
AAA	75.01%
AA	4.05%
A	6.77%
BAA	9.38%
BA	0.19%
B	0.23%
Withdrawn Rating	0.11%
Not Rated	1.29%
P-1	2.29%
Short Term Investments	0.68%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/11)	(06/30/11)	(01/01/11 - 06/30/11)

Actual	$1,000.00	$1,025.40	$2.53

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.79	$2.53

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended June 30, 2011

Maxim Bond Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense — 0.10%
500,000	ITT Corp	545,443
	4.90% May 1, 2014
		$545,443

Agency — 7.60%
900,000	Fannie Mae	962,769
	4.75% February 21, 2013
1,500,000	Fannie Mae	1,698,055
	5.00% April 15, 2015
2,700,000	Fannie Mae	3,088,417
	5.00% May 11, 2017
1,250,000	Fannie Mae	1,335,761
	3.88% July 12, 2013
750,000	Fannie Mae	796,225
	3.00% September 16, 2014
3,000,000	Fannie Mae	3,271,515
	4.63% October 15, 2013
750,000	Fannie Mae	782,914
	2.50% May 15, 2014
2,100,000	Federal Home Loan Bank	2,237,103
	3.88% June 14, 2013
1,300,000	Federal Home Loan Bank	1,465,191
	5.25% June 18, 2014
3,250,000	Federal Home Loan Bank	3,769,682
	5.38% May 18, 2016
2,000,000	Federal Home Loan Bank	2,269,382
	4.75% December 16, 2016
3,000,000	Federal Home Loan Bank	3,144,753
	3.38% February 27, 2013
3,500,000	Federal Home Loan Bank	3,520,772
	0.88% August 22, 2012
1,000,000	Federal Home Loan Bank	1,015,895
	1.75% August 22, 2012
1,000,000	Federal Home Loan Bank	1,067,314
	3.63% October 18, 2013
2,500,000	Freddie Mac †	2,645,783
	3.00% July 28, 2014
1,250,000	Freddie Mac	1,316,270
	2.88% February 9, 2015
1,250,000	Freddie Mac	1,453,191
	5.50% July 18, 2016
500,000	Freddie Mac	575,869
	5.25% April 18, 2016
1,950,000	Freddie Mac	2,059,533
	4.63% October 25, 2012

1,000,000	Freddie Mac †	1,058,127
	3.75% March 27, 2019
800,000	Freddie Mac	862,382
	4.13% September 27, 2013
500,000	Resolution Funding Corp	740,207
	9.38% October 15, 2020
750,000	Tennessee Valley Authority	770,413
	3.88% February 15, 2021
		$41,907,523

Agency - Pass Through — 31.33%
229,659	Fannie Mae	243,021
	4.00% April 1, 2019
478,356	Fannie Mae	520,714
	5.50% January 1, 2034
2,193,908	Fannie Mae	2,343,079
	5.00% September 1, 2035
526,963	Fannie Mae	582,246
	6.00% February 1, 2035
59,572	Fannie Mae	69,360
	8.00% November 1, 2022
955,723	Fannie Mae	1,039,233
	5.50% September 1, 2035
426	Fannie Mae	439
	8.00% December 1, 2012
1,467,473	Fannie Mae	1,591,343
	5.50% November 1, 2036
603,243	Fannie Mae	650,565
	5.00% January 1, 2024
232,578	Fannie Mae	248,314
	5.00% October 1, 2035
558,050	Fannie Mae	615,897
	6.00% February 1, 2036
309,187	Fannie Mae	341,624
	6.00% December 1, 2035
1,742,396	Fannie Mae	1,817,519
	4.50% January 1, 2036
480,008	Fannie Mae	530,365
	6.00% June 1, 2036
352,973	Fannie Mae	383,815
	5.50% December 1, 2035
307,576	Fannie Mae	328,387
	5.00% July 1, 2035
127,362	Fannie Mae	137,751
	5.00% October 1, 2020
698,510	Fannie Mae	770,917
	6.00% October 1, 2035
221,996	Fannie Mae	245,008
	6.00% November 1, 2035
1,401,417	Fannie Mae	1,523,871
	5.50% November 1, 2035
989,019	Fannie Mae	1,057,019
	5.00% September 1, 2033
639,658	Fannie Mae	683,637
	5.00% July 1, 2033
608,050	Fannie Mae	662,131
	5.50% February 1, 2035
385,535	Fannie Mae	425,499
	6.00% April 1, 2036

1,342,636	Fannie Mae	1,434,949
	5.00% December 1, 2033
2,087,055	Fannie Mae	2,276,594
	5.50% March 1, 2034
1,445,203	Fannie Mae	1,568,473
	5.50% April 1, 2036
155,296	Fannie Mae	170,136
	6.00% May 1, 2021
324,339	Fannie Mae	355,539
	5.50% May 1, 2033
26,088	Fannie Mae	27,228
	6.50% December 1, 2013
1,927,661	Fannie Mae	2,012,106
	4.00% January 1, 2026
65	Fannie Mae	66
	8.00% June 1, 2012
271,917	Fannie Mae	301,634
	6.00% January 1, 2029
280,057	Fannie Mae	322,007
	6.50% June 1, 2032
411,342	Fannie Mae	468,481
	6.50% August 1, 2032
132,979	Fannie Mae	143,080
	5.00% June 1, 2018
203,580	Fannie Mae	235,632
	7.00% July 1, 2032
155,805	Fannie Mae	170,329
	6.00% July 1, 2017
1,271,515	Fannie Mae	1,376,262
	5.50% August 1, 2039
2,836,436	Fannie Mae	2,896,281
	4.00% September 1, 2030
366,541	Fannie Mae ‡	384,467
	3.62% December 1, 2039
403,527	Fannie Mae	418,214
	4.50% October 1, 2039
886,152	Fannie Mae	918,128
	4.50% August 1, 2040
1,863,366	Fannie Mae	1,936,426
	4.50% June 1, 2039
2,125,652	Fannie Mae	2,208,996
	4.50% April 1, 2039
2,413,346	Fannie Mae	2,579,653
	5.00% June 1, 2040
2,469,485	Fannie Mae	2,559,365
	4.50% August 1, 2039
1,013,504	Fannie Mae	1,059,893
	4.50% January 1, 2030
481,377	Fannie Mae	499,349
	4.50% September 1, 2040
2,965,524	Fannie Mae	3,149,185
	4.50% June 1, 2025
425,598	Fannie Mae	469,051
	6.00% July 1, 2036
5,525,278	Fannie Mae	5,634,371
	3.50% December 1, 2025
1,498,112	Fannie Mae	1,556,851
	4.50% March 1, 2040

2,316,933	Fannie Mae	2,400,536
	4.50% June 1, 2040
955,736	Fannie Mae	999,481
	4.50% May 1, 2030
988,955	Fannie Mae	1,059,578
	5.00% January 1, 2041
1,071,955	Fannie Mae	1,110,635
	4.50% November 1, 2040
438,467	Fannie Mae	466,764
	5.00% May 1, 2037
101,863	Fannie Mae	111,629
	6.00% December 1, 2021
3,581,562	Fannie Mae	3,805,613
	4.50% May 1, 2024
5,896,258	Fannie Mae	6,274,938
	5.00% July 1, 2039
272,919	Fannie Mae	309,355
	6.50% August 1, 2036
2,379,519	Fannie Mae	2,629,152
	6.00% March 1, 2038
1,761,615	Fannie Mae	1,915,544
	5.50% May 1, 2036
1,247,559	Fannie Mae	1,372,592
	6.00% October 1, 2038
679,543	Fannie Mae	726,265
	5.00% July 1, 2037
1,004,142	Fannie Mae	1,073,339
	5.00% December 1, 2039
1,365,054	Fannie Mae	1,485,185
	5.50% July 1, 2038
453,488	Fannie Mae	493,397
	5.50% November 1, 2038
1,616,653	Fannie Mae	1,695,051
	4.00% July 1, 2024
1,648,652	Fannie Mae	1,713,293
	4.50% May 1, 2039
1,861,030	Fannie Mae	2,021,319
	5.50% June 1, 2038
545,458	Fannie Mae	600,125
	6.00% August 1, 2037
1,233,826	Fannie Mae	1,288,196
	4.00% February 1, 2025
5,659,195	Fannie Mae	5,870,473
	4.50% February 1, 2039
234,904	Fannie Mae ‡	250,701
	5.33% August 1, 2037
940,608	Freddie Mac	1,004,089
	5.00% September 1, 2035
1,332,200	Freddie Mac	1,421,277
	5.00% June 1, 2036
1,358,769	Freddie Mac	1,475,239
	5.50% May 1, 2037
349,496	Freddie Mac	377,678
	5.00% April 1, 2021
141,423	Freddie Mac	152,826
	5.00% May 1, 2021
411,953	Freddie Mac	454,141
	6.00% December 1, 2036

338,313	Freddie Mac	372,907
	6.00% April 1, 2038
2,797,370	Freddie Mac	2,902,681
	4.50% May 1, 2040
6,010,144	Freddie Mac	6,223,256
	4.50% November 1, 2039
466,450	Freddie Mac	504,747
	5.50% June 1, 2022
2,216,780	Freddie Mac	2,409,441
	5.50% October 1, 2037
1,003,350	Freddie Mac	1,105,958
	6.00% August 1, 2037
1,045,803	Freddie Mac	1,111,808
	5.00% June 1, 2038
388,797	Freddie Mac	420,148
	5.00% August 1, 2018
132,099	Freddie Mac ‡	142,202
	5.49% March 1, 2037
244,215	Freddie Mac	269,433
	6.00% April 1, 2036
242,546	Freddie Mac	259,105
	5.00% February 1, 2034
1,332,194	Freddie Mac	1,529,923
	6.50% November 1, 2032
561,234	Freddie Mac	605,577
	5.00% September 1, 2024
778,951	Freddie Mac	878,354
	6.50% November 1, 2037
580,070	Freddie Mac	639,475
	6.00% November 1, 2036
288,518	Freddie Mac	304,538
	4.00% January 1, 2021
231,880	Freddie Mac	250,918
	5.50% May 1, 2021
1,223,486	Freddie Mac	1,300,707
	5.00% April 1, 2038
384,386	Freddie Mac	424,411
	6.00% March 1, 2036
932,314	Freddie Mac	1,010,865
	5.50% May 1, 2036
1,526,783	Freddie Mac	1,580,921
	4.50% September 1, 2039
1,058,639	Freddie Mac	1,130,086
	5.00% December 1, 2039
1,174,485	Freddie Mac	1,215,029
	4.50% February 1, 2040
1,947,989	Freddie Mac	1,949,187
	4.00% November 1, 2040
1,343,492	Freddie Mac	1,391,130
	4.50% March 1, 2039
896,645	Freddie Mac	928,439
	4.50% June 1, 2039
45,003	Freddie Mac	50,999
	6.50% April 1, 2029
2,643,783	Freddie Mac	2,631,541
	3.00% December 1, 2025
307,921	Freddie Mac	328,750
	5.00% July 1, 2034

49,525	Freddie Mac	57,731
	7.50% May 1, 2027
274,952	Freddie Mac	295,389
	5.00% December 1, 2017
249,939	Freddie Mac	270,949
	5.50% February 1, 2018
267,564	Freddie Mac	290,079
	5.50% May 1, 2018
119,861	Freddie Mac	128,552
	5.00% March 1, 2023
339,802	Freddie Mac	368,485
	5.50% June 1, 2027
560,400	Freddie Mac	596,332
	4.50% June 1, 2024
1,276,601	Freddie Mac	1,403,746
	6.00% June 1, 2038
4,983,011	Freddie Mac	4,995,419
	4.00% December 1, 2039
288,718	Freddie Mac	311,999
	5.00% December 1, 2020
797,448	Freddie Mac	831,758
	4.00% February 1, 2025
933,510	Freddie Mac	1,016,100
	5.50% June 1, 2033
443,070	Freddie Mac	462,277
	4.50% August 1, 2033
1,253,310	Freddie Mac	1,296,575
	4.50% July 1, 2040
1,991,984	Freddie Mac	2,077,690
	4.00% May 1, 2026
287,253	Freddie Mac ‡	309,442
	5.67% November 1, 2036
6,336	Freddie Mac	7,405
	7.50% August 1, 2030
24,293	Ginnie Mae	27,803
	9.00% January 15, 2017
53,347	Ginnie Mae	61,897
	7.00% July 15, 2025
1,485,410	Ginnie Mae	1,516,124
	4.00% November 15, 2040
405,849	Ginnie Mae	448,463
	5.50% December 15, 2035
27,109	Ginnie Mae	30,732
	9.00% April 15, 2021
419,049	Ginnie Mae	462,133
	5.50% April 15, 2037
844,418	Ginnie Mae	916,413
	5.00% August 15, 2038
1,186,092	Ginnie Mae	1,293,458
	5.00% November 15, 2033
3,695,966	Ginnie Mae	3,772,388
	4.00% January 15, 2041
2,930,679	Ginnie Mae	2,991,277
	4.00% October 15, 2040
336,047	Ginnie Mae	363,503
	5.00% September 15, 2018
4,733,342	Ginnie Mae	5,145,537
	5.00% June 15, 2039

1,805,911	Ginnie Mae	1,843,252
	4.00% November 15, 2039
26,621	Ginnie Mae	31,177
	7.50% December 15, 2025
446,955	Ginnie Mae II	488,135
	5.00% December 20, 2035
916,494	Ginnie Mae II	1,008,430
	5.50% July 20, 2040
1,049,563	Ginnie Mae II	1,160,423
	5.50% February 20, 2036
755,502	Ginnie Mae II	838,450
	6.00% January 20, 2036
990,859	Ginnie Mae II	1,047,271
	4.00% April 20, 2026
1,429,751	Ginnie Mae II	1,507,866
	4.50% September 20, 2040
684,259	Ginnie Mae II ‡	726,832
	4.00% October 20, 2039
		$172,776,939

Agriculture — 0.09%
250,000	Corn Products International Inc	252,191
	4.63% November 1, 2020
250,000	Corn Products International Inc	254,975
	3.20% November 1, 2015
		$507,166

Air Freight — 0.30%
473,279	Federal Express Corp 1998 Pass Through Trust	525,339
	6.85% January 15, 2019
975,134	Federal Express Corp 1998 Pass Through Trust	1,145,783
	6.72% January 15, 2022
		$1,671,122

Airlines — 0.73%
908,706	Continental Airlines 1999-1 Class A Pass Through Trust	955,232
	6.55% February 2, 2019
985,677	Delta Air Lines Inc	985,677
	4.95% May 23, 2019
865,320	Southwest Airlines	943,199
	6.15% August 1, 2022
1,015,137	UAL	1,159,794
	9.75% January 15, 2017
		$4,043,902

Automobiles — 0.15%
500,000	DaimlerChrysler NA Holding Corp	556,243
	6.50% November 15, 2013
250,000	Kia Motors Corp §	247,299
	3.63% June 14, 2016
		$803,542

Banks — 0.94%
500,000	Bank of America NA	481,770
	6.00% October 15, 2036
500,000	BB&T Corp	523,253
	3.95% April 29, 2016
1,000,000	Key Bank NA	1,052,110
	5.50% September 17, 2012

500,000	UBS AG	505,724
	4.88% August 4, 2020
500,000	Wachovia Bank NA	534,420
	4.80% November 1, 2014
1,000,000	Wells Fargo & Co	1,049,523
	4.38% January 31, 2013
500,000	Wells Fargo & Co	501,505
	5.38% February 7, 2035
500,000	Wells Fargo & Co	534,721
	5.13% September 15, 2016
		$5,183,026

Biotechnology — 0.19%
250,000	Genzyme Corp	264,658
	3.63% June 15, 2015
750,000	Thermo Fisher Scientific Inc	764,659
	2.05% February 21, 2014
		$1,029,317

Broadcast/Media — 0.51%
500,000	Comcast Corp	538,345
	5.15% March 1, 2020
569,000	Comcast Corp	659,544
	6.30% November 15, 2017
500,000	Cox Communications Inc	557,266
	5.45% December 15, 2014
500,000	DIRECTV Holdings LLC	507,252
	3.13% February 15, 2016
500,000	Viacom Inc	537,010
	4.38% September 15, 2014
		$2,799,417

Building Materials — 0.10%
500,000	Lennox International Inc	531,053
	4.90% May 15, 2017
		$531,053

Canadian - Federal — 0.19%
500,000	Export Development Canada	526,103
	4.50% October 25, 2012
500,000	Government of Canada	520,286
	2.38% September 10, 2014
		$1,046,389

Canadian - Provincial — 0.65%
1,000,000	Province of British Columbia	1,004,753
	2.10% May 18, 2016
500,000	Province of British Columbia	524,427
	2.85% June 15, 2015
500,000	Province of Manitoba	513,453
	2.13% April 22, 2013
500,000	Province of Ontario	502,577
	2.30% May 10, 2016
500,000	Province of Ontario	529,374
	4.38% February 15, 2013
500,000	Province of Ontario	530,300
	4.40% April 14, 2020
		$3,604,884

Chemicals — 0.43%
500,000	Chevron Phillips Chemical Co LLC §	505,387
	4.75% February 1, 2021
250,000	Dow Chemical Co	248,197
	2.50% February 15, 2016
500,000	Dow Chemical Co	554,057
	5.70% May 15, 2018
500,000	EI du Pont de Nemours & Co	565,169
	5.25% December 15, 2016
500,000	PPG Industries Inc	486,096
	3.60% November 15, 2020
		$2,358,906

Commercial Mortgage Backed — 3.81%
1,644,686	Americold LLC Trust §	1,677,657
	Series 2010-AR Class A1
	3.85% January 14, 2029
1,330,000	Bear Stearns Commercial Mortgage Securities Inc ‡	1,456,694
	Series 2005-T20 Class A4A
	5.30% October 12, 2042
500,000	Bear Stearns Commercial Mortgage Securities Inc ‡	531,286
	Series 2003-PWR2 Class A4
	5.19% May 11, 2039
1,000,000	Greenwich Capital Commercial Funding Corp	1,061,040
	Series 2003-C Class A4
	4.92% January 5, 2036
1,000,000	GS Mortgage Securities Corp II	1,065,946
	Series 2005-GG4 Class A4A
	4.75% July 10, 2039
1,250,000	GS Mortgage Securities Corp II	1,317,217
	Series 2005-GG4 Class A4
	4.76% July 10, 2039
500,000	JP Morgan Chase Commercial Mortgage Securities Corp ‡	530,124
	Series 2005-LDP5 Class AM
	5.41% December 15, 2044
352,514	JP Morgan Chase Commercial Mortgage Securities Corp	368,505
	Series 2005-LDP2 Class ASB
	4.66% July 15, 2042
2,000,000	Morgan Stanley Capital I ‡	2,175,480
	Series 2007-T25 Class A3
	5.51% November 12, 2049
500,000	Morgan Stanley Capital I ‡	508,770
	Series 2007-T25 Class AM
	5.54% November 12, 2049
3,000,000	Morgan Stanley Capital I ‡	3,321,267
	Series 2007-T27 Class A4
	5.79% June 13, 2042
500,000	Morgan Stanley Capital I	529,874
	Series 2003-T11 Class A4
	5.15% June 13, 2041
3,000,000	Morgan Stanley Capital I ‡	3,253,770
	Series 2005-IQ10 Class A4A
	5.23% September 15, 2042
1,250,000	Morgan Stanley Capital I ‡	1,357,305
	Series 2006-T21 Class A4
	5.16% October 12, 2052
1,250,000	Morgan Stanley Capital I ‡	1,353,014
	Series 2004-IQ7 Class A4
	5.55% June 15, 2038

463,020	Wachovia Bank Commercial Mortgage Trust	489,075
	Series 2004-C10 Class A4
	4.75% February 15, 2041
		$20,997,024

Cosmetics & Personal Care — 0.10%
500,000	Alberto-Culver Co	544,294
	5.15% June 1, 2020
		$544,294

Distributors — 0.10%
486,252	GATX Corp 2008-2 Pass Through Trust	557,695
	9.00% November 15, 2013
		$557,695

Electric Companies — 1.14%
500,000	Entergy Louisiana LLC	536,480
	5.40% November 1, 2024
500,000	Jersey Central Power & Light Co	543,178
	6.15% June 1, 2037
500,000	Ohio Power Co	540,831
	4.85% January 15, 2014
500,000	Oncor Electric Delivery Co LLC	584,343
	6.80% September 1, 2018
500,000	Pacific Gas & Electric Co	528,700
	6.05% March 1, 2034
500,000	Pennsylvania Electric Co	526,565
	5.20% April 1, 2020
452,000	Pnpp II Funding Corp	533,369
	8.83% May 30, 2016
683,000	Public Service Co of Oklahoma	725,630
	5.15% December 1, 2019
500,000	Southwestern Electric Power Co	566,491
	6.45% January 15, 2019
500,000	Southwestern Public Service Co	641,301
	8.75% December 1, 2018
500,000	Westar Energy Inc	552,481
	6.00% July 1, 2014
		$6,279,369

Electronic Instruments & Equipment — 0.38%
500,000	Agilent Technologies Inc	524,838
	5.00% July 15, 2020
500,000	Agilent Technologies Inc	553,657
	5.50% September 14, 2015
500,000	Amphenol Corp	544,775
	4.75% November 15, 2014
500,000	Hubbell Inc	478,236
	3.63% November 15, 2022
		$2,101,506

Electronics - Semiconductor — 0.09%
500,000	Applied Materials Inc	501,907
	2.65% June 15, 2016
		$501,907

Financial Services — 2.31%
500,000	Bank of America Corp	522,750
	4.50% April 1, 2015

1,000,000	Bank of America Corp	1,053,467
	4.90% May 1, 2013
500,000	Bank of America Corp	531,639
	5.75% December 1, 2017
500,000	Bank of New York Mellon Corp	542,753
	5.13% August 27, 2013
1,458,720	BGS CTL ~	1,536,126
	6.36% June 15, 2033
500,000	BlackRock Inc	578,417
	6.25% September 15, 2017
500,000	Citigroup Inc	494,383
	5.85% December 11, 2034
500,000	Citigroup Inc	552,227
	6.13% November 21, 2017
500,000	Citigroup Inc	523,979
	5.00% September 15, 2014
500,000	CME Group Inc	555,372
	5.75% February 15, 2014
500,000	CME Group Index Services LLC §	526,114
	4.40% March 15, 2018
500,000	Credit Suisse	506,518
	2.20% January 14, 2014
500,000	General Electric Capital Corp	550,789
	5.38% October 20, 2016
500,000	General Electric Capital Corp	555,526
	6.75% March 15, 2032
1,000,000	General Electric Capital Corp	1,005,886
	4.63% January 7, 2021
1,000,000	JPMorgan Chase & Co	1,112,154
	6.00% January 15, 2018
500,000	JPMorgan Chase & Co	540,324
	5.13% September 15, 2014
500,000	JPMorgan Chase Bank NA	555,636
	6.00% October 1, 2017
500,000	NASDAQ OMX Group Inc	505,786
	4.00% January 15, 2015
		$12,749,846

Food & Beverages — 0.63%
500,000	Anheuser-Busch Co Inc	533,023
	5.95% January 15, 2033
500,000	Bottling Group LLC	553,758
	5.13% January 15, 2019
500,000	Coca-Cola Co	480,009
	3.15% November 15, 2020
500,000	Kraft Foods Inc	546,599
	5.38% February 10, 2020
500,000	Kroger Co	585,721
	6.40% August 15, 2017
250,000	SABMiller PLC §	289,157
	6.50% July 1, 2016
500,000	Woolworths Ltd §	504,038
	2.55% September 22, 2015
		$3,492,305

Foreign Banks — 1.31%
500,000	Bank of Nova Scotia	525,289
	3.40% January 22, 2015

500,000	Barclays Bank PLC	537,871
	5.00% September 22, 2016
1,000,000	Canadian Imperial Bank of Commerce §	1,024,673
	2.60% July 2, 2015
500,000	Credit Suisse AG	506,189
	5.40% January 14, 2020
1,000,000	KfW Bankengruppe	1,014,255
	1.38% July 15, 2013
500,000	KfW Bankengruppe	550,653
	4.38% March 15, 2018
500,000	KfW Bankengruppe	567,696
	4.88% January 17, 2017
500,000	Landwirtschaftliche Rentenbank	493,911
	2.38% September 13, 2017
500,000	Oesterreichische Kontrollbank AG	499,648
	1.75% October 5, 2015
500,000	Rabobank Nederland	495,307
	2.13% October 13, 2015
500,000	Royal Bank of Canada	507,943
	2.63% December 15, 2015
500,000	Toronto-Dominion Bank §	506,651
	2.20% July 29, 2015
		$7,230,086

Foreign Governments — 0.56%
500,000	Export-Import Bank of Korea	460,263
	4.00% January 29, 2021
500,000	Government of Brazil	604,250
	7.88% March 7, 2015
500,000	Government of Brazil	584,250
	6.00% January 17, 2017
500,000	Government of Italy	532,114
	4.50% January 21, 2015
300,000	Government of Italy	339,508
	6.88% September 27, 2023
500,000	Government of Mexico	581,250
	6.75% September 27, 2034
		$3,101,635

Gold, Metals & Mining — 0.51%
500,000	ArcelorMittal	535,539
	6.13% June 1, 2018
500,000	BHP Billiton Finance USA Ltd	564,030
	5.25% December 15, 2015
500,000	Cliffs Natural Resources Inc	541,331
	5.90% March 15, 2020
500,000	Rio Tinto Finance USA Ltd	662,520
	9.00% May 1, 2019
500,000	Teck Resources Ltd	504,000
	4.50% January 15, 2021
		$2,807,420

Health Care Related — 0.38%
500,000	Express Scripts Inc	503,081
	3.13% May 15, 2016
500,000	Laboratory Corp of America Holdings	506,915
	3.13% May 15, 2016
500,000	UnitedHealth Group Inc	548,033
	5.00% August 15, 2014

500,000	WellPoint Inc	557,619
	5.25% January 15, 2016
		$2,115,648

Hotels/Motels — 0.10%
500,000	Hyatt Hotels Corp §	525,705
	5.75% August 15, 2015
		$525,705

Household Goods — 0.20%
500,000	Procter & Gamble Co	534,503
	5.55% March 5, 2037
500,000	Stanley Black & Decker Inc	548,079
	6.15% October 1, 2013
		$1,082,582

Insurance Related — 0.84%
500,000	Allstate Corp	484,369
	5.35% June 1, 2033
500,000	Lincoln National Corp	549,937
	6.25% February 15, 2020
500,000	MetLife Inc	581,978
	6.75% June 1, 2016
500,000	Metropolitan Life Global Funding I §	506,208
	3.13% January 11, 2016
500,000	New York Life Insurance Co §	569,562
	6.75% November 15, 2039
500,000	Pacific LifeCorp §	536,160
	6.00% February 10, 2020
250,000	Prudential Financial Inc	263,375
	5.38% June 21, 2020
500,000	Prudential Financial Inc	561,570
	6.10% June 15, 2017
500,000	Teachers Insurance & Annuity Association of America §	568,943
	6.85% December 16, 2039
		$4,622,102

Investment Bank/Brokerage Firm — 1.32%
500,000	Ameriprise Financial Inc	535,985
	5.30% March 15, 2020
500,000	Bear Stearns Cos LLC	552,236
	5.70% November 15, 2014
500,000	Charles Schwab Corp	511,661
	4.45% July 22, 2020
500,000	Goldman Sachs Group Inc	544,209
	5.75% October 1, 2016
1,000,000	Goldman Sachs Group Inc	1,008,171
	6.25% February 1, 2041
500,000	Goldman Sachs Group Inc	544,171
	6.15% April 1, 2018
500,000	Jefferies Group Inc	591,343
	8.50% July 15, 2019
500,000	Merrill Lynch & Co Inc	524,195
	6.05% May 16, 2016
750,000	Morgan Stanley	816,840
	6.00% May 13, 2014
500,000	Morgan Stanley	550,796
	6.63% April 1, 2018

500,000	Nomura Holdings Inc	527,175
	5.00% March 4, 2015
500,000	Xstrata Finance Canada Ltd §	559,946
	5.80% November 15, 2016
		$7,266,728

Leisure & Entertainment — 0.14%
250,000	Hasbro Inc	276,112
	6.13% May 15, 2014
500,000	Mattel Inc	503,074
	4.35% October 1, 2020
		$779,186

Machinery — 0.15%
500,000	Caterpillar Inc	578,164
	5.70% August 15, 2016
250,000	Pall Corp	258,034
	5.00% June 15, 2020
		$836,198

Medical Products — 0.20%
500,000	Baxter International Inc	528,535
	4.50% August 15, 2019
500,000	Beckman Coulter Inc	568,185
	6.00% June 1, 2015
		$1,096,720

Miscellaneous — 0.18%
500,000	Brambles USA Inc §	511,903
	5.35% April 1, 2020
500,000	Dun & Bradstreet Corp	500,133
	2.88% November 15, 2015
		$1,012,036

Office Equipment & Supplies — 0.10%
500,000	Xerox Corp	538,308
	5.65% May 15, 2013
		$538,308

Oil & Gas — 2.09%
500,000	BP Capital Markets PLC	513,348
	3.13% October 1, 2015
500,000	Cenovus Energy Inc	542,653
	4.50% September 15, 2014
500,000	ConocoPhillips	542,044
	5.90% October 15, 2032
500,000	Devon Financing Corp ULC	507,517
	6.88% September 30, 2011
500,000	EOG Resources Inc	500,060
	2.50% February 1, 2016
500,000	Florida Gas Transmission Co LLC §	534,565
	5.45% July 15, 2020
500,000	Gulfstream Natural Gas System LLC §	590,227
	6.95% June 1, 2016
500,000	Hess Corp	567,864
	7.00% February 15, 2014
250,000	Husky Energy Inc	278,247
	5.90% June 15, 2014

718,438	Kern River Funding Corp §	789,362
	4.89% April 30, 2018
500,000	Motiva Enterprises LLC §	554,368
	5.75% January 15, 2020
500,000	Northwest Pipeline GP	594,554
	7.13% December 1, 2025
500,000	Panhandle Eastern Pipeline Co LP	570,831
	6.20% November 1, 2017
500,000	Petrobras International Finance Co	533,377
	5.75% January 20, 2020
500,000	Shell International Finance BV	525,795
	3.25% September 22, 2015
250,000	Sunoco Logistics Partners Operations LP	283,904
	8.75% February 15, 2014
500,000	Talisman Energy Inc	472,641
	3.75% February 1, 2021
500,000	Transocean Inc	540,876
	4.95% November 15, 2015
500,000	Valero Energy Corp	565,924
	6.13% June 15, 2017
500,000	Valero Energy Corp	558,383
	7.50% April 15, 2032
750,000	Weatherford International Ltd	968,581
	9.63% March 1, 2019
		$11,535,121

Other Asset-Backed — 1.18%
500,000	ACE Securities Corp §	331,535
	Series 2007-D1 Class A2
	6.34% February 25, 2038
1,000,000	AESOP Funding II LLC §	1,010,810
	Series 2010-5A Class A
	3.15% March 20, 2017
2,000,000	Avis Budget Rental Car Funding AESOP LLC §	2,018,635
	Series 2011-3 Class A
	3.41% November 20, 2017
750,000	Citibank Credit Card Issuance Trust	828,128
	Series 2009-A4 Class A4
	4.90% June 23, 2016
862,393	Citicorp Residential Mortgage Trust	845,926
	Series 2006-1 Class A6
	5.84% July 25, 2036
555,527	Countrywide Asset Backed Certificates	421,680
	Series 2006-S8 Class A6
	5.51% April 25, 2036
800,000	Residential Funding Mortgage Securities II Inc	688,000
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
375,974	Residential Funding Mortgage Securities II Inc	353,515
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
		$6,498,229

Paper & Forest Products — 0.10%
500,000	International Paper Co †	546,812
	5.30% April 1, 2015
		$546,812

Personal Loans — 0.50%
500,000	American Express Co	571,844
	7.25% May 20, 2014
500,000	American Honda Finance Corp §	557,011
	6.70% October 1, 2013
500,000	HSBC Finance Corp	546,711
	5.50% January 19, 2016
500,000	HSBC Finance Corp	537,922
	5.00% June 30, 2015
500,000	Toyota Motor Credit Corp	519,656
	3.20% June 17, 2015
		$2,733,144

Pharmaceuticals — 0.40%
500,000	Abbott Laboratories	509,538
	4.13% May 27, 2020
500,000	GlaxoSmithKline Capital Inc	570,317
	5.65% May 15, 2018
500,000	Novartis Capital Corp	528,062
	4.40% April 24, 2020
500,000	Schering-Plough Corp	588,269
	6.00% September 15, 2017
		$2,196,186

Pollution Control — 0.09%
500,000	Republic Services Inc	502,142
	3.80% May 15, 2018
		$502,142

Railroads — 0.71%
972,990	Burlington Northern and Santa Fe Railway Co 2005-4 Pass Through Trust	1,073,023
	4.97% April 1, 2023
500,000	Burlington Northern Santa Fe LLC	569,190
	7.00% February 1, 2014
500,000	CSX Corp	558,813
	5.60% May 1, 2017
500,000	Norfolk Southern Corp	573,272
	5.90% June 15, 2019
500,000	Union Pacific Corp	578,442
	6.63% February 1, 2029
474,679	Union Pacific Railroad Co 2007-3 Pass Through Trust	540,935
	6.18% January 2, 2031
		$3,893,675

Real Estate — 0.35%
500,000	Camden Property Trust	544,927
	5.38% December 15, 2013
500,000	Duke Realty LP	559,978
	6.75% March 15, 2020
500,000	Simon Property Group LP	531,892
	4.20% February 1, 2015
250,000	Susa Partnership LP	289,312
	7.50% December 1, 2027
		$1,926,109

Retail — 0.18%
427,346	CVS Caremark Corp	453,547
	6.04% December 10, 2028

500,000	Home Depot Inc	558,707
	5.40% March 1, 2016
		$1,012,254

Specialized Services — 0.83%
500,000	Anglo American Capital PLC §	597,759
	9.38% April 8, 2014
500,000	Computer Sciences Corp	535,476
	6.50% March 15, 2018
500,000	Equifax Inc	535,830
	4.45% December 1, 2014
250,000	Fiserv Inc	248,424
	4.63% October 1, 2020
250,000	Fiserv Inc	253,037
	3.13% October 1, 2015
500,000	HP Enterprise Services LLC	548,941
	6.00% August 1, 2013
500,000	International Business Machines Corp	560,789
	6.50% October 15, 2013
500,000	Pearson Funding Two PLC §	518,624
	4.00% May 17, 2016
500,000	TECO Finance Inc	523,566
	4.00% March 15, 2016
250,000	Vale Overseas Ltd	248,634
	4.63% September 15, 2020
		$4,571,080

Supranationals — 0.75%
500,000	European Investment Bank	526,040
	2.88% January 15, 2015
500,000	European Investment Bank †	480,734
	2.88% September 15, 2020
500,000	European Investment Bank	571,637
	5.13% September 13, 2016
500,000	European Investment Bank	525,711
	3.00% April 8, 2014
1,000,000	Inter-American Development Bank	1,016,802
	1.75% October 22, 2012
1,000,000	International Bank for Reconstruction & Development	1,024,926
	1.75% July 15, 2013
		$4,145,850

Telephone & Telecommunications — 1.16%
500,000	ALLTEL Corp	590,084
	7.00% March 15, 2016
500,000	America Movil SAB de CV	521,599
	5.00% March 30, 2020
500,000	AT&T Inc	556,800
	5.60% May 15, 2018
500,000	Cellco Partnership	568,490
	7.38% November 15, 2013
1,000,000	Crown Castle Towers LLC §	1,091,119
	6.11% January 15, 2020
500,000	Deutsche Telekom International Finance BV	659,896
	8.25% June 15, 2030
500,000	Rogers Communications Inc	589,985
	6.80% August 15, 2018
634,000	Southwestern Bell Telephone LP	741,156
	7.00% July 1, 2015

500,000	Telecom Italia Capital SA	538,040
	6.18% June 18, 2014
500,000	Vodafone Group PLC	560,275
	5.63% February 27, 2017
		$6,417,444

U.S. Governments — 30.96%
1,750,000	United States of America T-Bond	1,872,227
	4.75% February 15, 2037
500,000	United States of America T-Bond	503,281
	4.38% February 15, 2038
1,900,000	United States of America T-Bond	1,963,532
	4.50% February 15, 2036
1,800,000	United States of America T-Bond	2,322,562
	6.25% May 15, 2030
950,000	United States of America T-Bond	1,113,429
	5.38% February 15, 2031
750,000	United States of America T-Bond	769,921
	4.50% May 15, 2038
2,000,000	United States of America T-Bond	1,955,000
	4.25% November 15, 2040
1,750,000	United States of America T-Bond	1,860,196
	4.75% February 15, 2041
1,250,000	United States of America T-Bond	1,144,531
	3.88% August 15, 2040
500,000	United States of America T-Bond	521,328
	4.63% February 15, 2040
2,375,000	United States of America T-Bond	2,373,527
	4.38% May 15, 2040
1,800,000	United States of America T-Bond	2,283,469
	6.25% August 15, 2023
300,000	United States of America T-Bond	422,484
	7.50% November 15, 2024
1,000,000	United States of America T-Bond	1,000,469
	4.38% November 15, 2039
1,650,000	United States of America T-Bond	2,248,640
	7.25% August 15, 2022
900,000	United States of America T-Bond	1,137,937
	6.13% November 15, 2027
850,000	United States of America T-Bond	980,953
	5.25% November 15, 2028
1,150,000	United States of America T-Bond	1,489,250
	6.38% August 15, 2027
1,100,000	United States of America T-Bond	1,478,813
	6.88% August 15, 2025
3,500,000	United States of America T-Note	3,537,205
	1.00% July 15, 2013
1,000,000	United States of America T-Note	1,012,930
	1.13% June 15, 2013
2,000,000	United States of America T-Note	2,038,750
	2.50% June 30, 2017
2,000,000	United States of America T-Note	2,046,876
	1.88% June 30, 2015
2,400,000	United States of America T-Note	2,323,126
	2.63% August 15, 2020
1,000,000	United States of America T-Note	1,010,625
	2.38% July 31, 2017
2,000,000	United States of America T-Note	2,002,266
	0.38% September 30, 2012

1,750,000	United States of America T-Note	1,715,000
	1.88% August 31, 2017
1,775,000	United States of America T-Note	1,836,710
	2.75% May 31, 2017
1,250,000	United States of America T-Note	1,322,364
	3.63% February 15, 2020
4,500,000	United States of America T-Note	4,743,279
	2.63% December 31, 2014
1,000,000	United States of America T-Note	1,015,469
	1.38% January 15, 2013
3,500,000	United States of America T-Note	3,555,643
	1.38% February 15, 2013
2,375,000	United States of America T-Note	2,479,452
	3.50% May 15, 2020
750,000	United States of America T-Note	775,313
	2.13% May 31, 2015
1,000,000	United States of America T-Note	1,049,060
	2.50% March 31, 2015
500,000	United States of America T-Note	511,760
	1.75% April 15, 2013
1,500,000	United States of America T-Note	1,505,917
	0.63% January 31, 2013
1,250,000	United States of America T-Note	1,272,168
	2.63% January 31, 2018
1,000,000	United States of America T-Note †	1,026,562
	2.13% December 31, 2015
1,000,000	United States of America T-Note	1,026,719
	2.75% December 31, 2017
1,000,000	United States of America T-Note	1,001,560
	1.75% May 31, 2016
2,600,000	United States of America T-Note	2,602,743
	0.50% May 31, 2013
1,900,000	United States of America T-Note	1,981,195
	3.63% February 15, 2021
1,000,000	United States of America T-Note	1,003,867
	0.63% February 28, 2013
1,500,000	United States of America T-Note	1,492,617
	1.38% November 30, 2015
1,000,000	United States of America T-Note	977,734
	1.88% September 30, 2017
1,000,000	United States of America T-Note	998,438
	0.50% October 15, 2013
3,125,000	United States of America T-Note	3,139,894
	0.75% September 15, 2013
2,750,000	United States of America T-Note	2,732,169
	1.25% September 30, 2015
500,000	United States of America T-Note	487,930
	1.88% October 31, 2017
1,125,000	United States of America T-Note	1,126,494
	0.38% August 31, 2012
2,000,000	United States of America T-Note	1,926,250
	2.63% November 15, 2020
1,000,000	United States of America T-Note	1,000,977
	0.38% October 31, 2012
1,700,000	United States of America T-Note	1,955,265
	4.75% August 15, 2017
3,000,000	United States of America T-Note	3,134,766
	4.13% August 31, 2012

2,100,000	United States of America T-Note	2,370,703
	4.50% November 15, 2015
4,800,000	United States of America T-Note	5,533,498
	4.88% August 15, 2016
3,400,000	United States of America T-Note	3,647,829
	3.50% February 15, 2018
5,100,000	United States of America T-Note	5,286,267
	2.50% March 31, 2013
4,200,000	United States of America T-Note	4,398,353
	3.88% October 31, 2012
4,250,000	United States of America T-Note	4,457,353
	3.63% December 31, 2012
4,700,000	United States of America T-Note	5,246,742
	4.25% August 15, 2015
2,250,000	United States of America T-Note	3,212,930
	8.13% May 15, 2021
650,000	United States of America T-Note	925,539
	8.00% November 15, 2021
1,350,000	United States of America T-Note	1,704,375
	7.25% May 15, 2016
2,050,000	United States of America T-Note	2,945,594
	8.50% February 15, 2020
500,000	United States of America T-Note	556,680
	4.75% May 15, 2014
4,400,000	United States of America T-Note	4,849,627
	4.00% February 15, 2015
2,500,000	United States of America T-Note	2,615,430
	4.38% August 15, 2012
3,200,000	United States of America T-Note	3,476,000
	4.00% February 15, 2014
1,000,000	United States of America T-Note	1,065,469
	3.63% August 15, 2019
3,250,000	United States of America T-Note	3,400,566
	2.38% August 31, 2014
2,000,000	United States of America T-Note	2,108,282
	2.63% July 31, 2014
1,000,000	United States of America T-Note	1,072,266
	3.25% July 31, 2016
2,000,000	United States of America T-Note	2,125,938
	3.13% October 31, 2016
1,000,000	United States of America T-Note	1,066,797
	3.25% December 31, 2016
500,000	United States of America T-Note	506,562
	1.38% September 15, 2012
500,000	United States of America T-Note	522,930
	2.38% October 31, 2014
1,500,000	United States of America T-Note	1,609,336
	3.25% June 30, 2016
1,000,000	United States of America T-Note	1,021,484
	1.50% December 31, 2013
2,100,000	United States of America T-Note	2,158,241
	1.75% January 31, 2014
2,000,000	United States of America T-Note	2,190,782
	3.88% May 15, 2018
1,600,000	United States of America T-Note	1,690,125
	3.13% August 31, 2013
3,250,000	United States of America T-Note	3,355,625
	3.13% May 15, 2019

2,000,000	United States of America T-Note	2,147,500
	3.25% May 31, 2016
2,100,000	United States of America T-Note	2,158,405
	1.75% March 31, 2014
500,000	United States of America T-Note	515,625
	1.88% April 30, 2014
		$170,753,495

U.S. Municipal — 0.27%
500,000	Indianapolis Local Public Improvement Bond Bank	519,330
	6.00% January 15, 2040
1,000,000	New York State Dormitory Authority	998,490
	4.55% February 15, 2021
		$1,517,820

Utilities — 0.43%
500,000	Atmos Energy Corp	637,829
	8.50% March 15, 2019
500,000	Consolidated Edison Co of New York Inc	569,056
	5.30% December 1, 2016
500,000	EQT Corp	611,631
	8.13% June 1, 2019
500,000	Kansas Gas & Electric Co §	577,884
	6.70% June 15, 2019
		$2,396,400

TOTAL BONDS — 97.86% (Cost $521,862,731)		$539,692,690

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Repurchase Agreement

12,710,000	Undivided interest of 54.91% in a repurchase agreement (Principal Amount/Value $23,145,000 with a maturity value of $23,145,006) with Credit Suisse, 0.01%, dated 6/30/11, to be repurchased at $12,710,003 on 7/1/11, collateralized by U.S. Treasury, 0.63%, 6/30/12, with a value of $23,611,962.	12,710,000

TOTAL SHORT-TERM INVESTMENTS — 2.31% (Cost $12,710,000)		$12,710,000

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

999,938	Undivided interest of 19.23% in a repurchase agreement (Principal Amount/Value $5,200,000 with a maturity value of $5,200,009) with JP Morgan Securities, 0.06%, dated 6/30/11, to be repurchased at $999,938 on 7/1/11, collateralized by Fannie Mae, 3.00% - 6.50%, 11/1/17 - 7/1/41, with a value of $5,304,018.	999,938

999,938	Undivided interest of 2.46% in a repurchase agreement (Principal Amount/Value $40,651,907 with a maturity value of $40,651,975) with RBC Capital Markets Corp, 0.06%, dated 6/30/11, to be repurchased at $999,938 on 7/1/11, collateralized by Fannie Mae, 4.00% - 6.00%, 4/1/21 - 1/1/41, with a value of $41,464,945.	999,938

999,938	Undivided interest of 3.52% in a repurchase agreement (Principal Amount/Value $28,419,706 with a maturity value of $28,419,730) with HSBC Securities (USA) Inc, 0.03%, dated 6/30/11, to be repurchased at $999,938 on 7/1/11, collateralized by Fannie Mae, 3.00% - 11.50%, 1/1/13 - 9/1/48, with a value of $28,988,207.	999,938

362,227	Undivided interest of 0.88% in a repurchase agreement (Principal Amount/Value $41,071,547 with a maturity value of $41,071,558) with Barclays Capital Inc, 0.01%, dated 6/30/11, to be repurchased at $362,227 on 7/1/11, collateralized by U.S. Treasury, 1.50%, 6/3016, with a value of $41,892,982.	362,227

411,084	Undivided interest of 10.30% in a repurchase agreement (Principal Amount/Value $3,990,669 with a maturity value of $3,990,677) with BNP Paribas Securities Corp, 0.07%, dated 6/30/11, to be repurchased at $411,084 on 7/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.50%, 8/10/11 - 1/1/48, with a value of $4,070,582.	411,084

TOTAL SECURITIES LENDING COLLATERAL — 0.68% (Cost $3,773,125)		$3,773,125

TOTAL INVESTMENTS —100.85% (Cost $538,345,856)		$556,175,815

OTHER ASSETS & LIABILITIES — (0.85%)		$(4,695,431)

TOTAL NET ASSETS — 100%		$551,480,384

Legend

†	A portion or all of the security is on loan at June 30, 2011.
‡	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2011.
~	Illiquid security; at June 30, 2011, the aggregate cost and market value of illiquid securities was $1,458,720 and $1,536,126, respectively, representing 0.28% of net assets.
§	Restricted security; at June 30, 2011, the aggregate cost and market value of restricted securities was $17,663,227 and $18,231,302, respectively, representing 3.31% of net assets.

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim Bond Index Portfolio

ASSETS:
Investments in securities, market value (including $3,678,990 of securities on loan)(a)	$556,175,815
Cash	286,822
Interest receivable	4,027,832
Subscriptions receivable	2,331,076
Receivable for investments sold	3,427,170

Total Assets	566,248,715

LIABILITIES:
Payable to investment adviser	224,614
Payable upon return of securities loaned	3,773,125
Redemptions payable	1,762,566
Payable for investments purchased	9,008,026

Total Liabilities	14,768,331

NET ASSETS	$551,480,384

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,098,670
Paid-in capital in excess of par	527,315,085
Net unrealized appreciation on investments	17,829,959
Undistributed net investment income	1,051,098
Accumulated net realized gain on investments	1,185,571

TOTAL NET ASSETS	$551,480,384

CAPITAL STOCK:
Authorized	105,000,000
Issued and Outstanding	40,986,699

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$13.46

(a) Cost of investments in securities	$538,345,856

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

Maxim Bond Index Portfolio

INVESTMENT INCOME:
Interest	$8,604,639
Income from securities lending	1,851

Total Income	8,606,490

EXPENSES:
Management fees	1,228,549

Total Expenses	1,228,549

NET INVESTMENT INCOME	7,377,941

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	934,756
Change in net unrealized appreciation on investments	4,403,038

Net Realized and Unrealized Gain on Investments	5,337,794

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,715,735

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

Maxim Bond Index Portfolio	2011 (Unaudited)	2010

OPERATIONS:
Net investment income	$7,377,941	$13,557,609
Net realized gain on investments	934,756	5,407,717
Change in net unrealized appreciation on investments	4,403,038	4,329,927

Net Increase in Net Assets Resulting from Operations	12,715,735	23,295,253

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,357,296)	(13,254,246)
From net realized gains	–	(6,442,122)

Total Distributions	(6,357,296)	(19,696,368)

CAPITAL SHARE TRANSACTIONS:
Shares sold	216,228,994	323,443,869
Shares issued in reinvestment of distributions	6,357,296	19,696,368
Shares redeemed	(115,504,503)	(264,301,069)

Net Increase in Net Assets Resulting from Capital Share Transactions	107,081,787	78,839,168

Total Increase in Net Assets	113,440,226	82,438,053

NET ASSETS:
Beginning of period	438,040,158	355,602,105

End of period (a)	$551,480,384	$438,040,158

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	16,219,995	23,898,731
Shares issued in reinvestment of distributions	474,747	1,474,309
Shares redeemed	(8,661,608)	(19,562,335)

Net Increase	8,033,134	5,810,705

(a) Including undistributed net investment income:	$1,051,098	$30,452

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
Maxim Bond Index Portfolio	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006

NET ASSET VALUE, BEGINNING OF PERIOD	$13.29		$13.10	$12.96	$12.75	$12.47	$12.54

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.19		0.45	0.54	0.58	0.54	0.53
Net realized and unrealized gain (loss)	0.15		0.39	0.25	0.21	0.28	(0.07)

Total Income From Investment Operations	0.34		0.84	0.79	0.79	0.82	0.46

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.45)	(0.54)	(0.58)	(0.54)	(0.53)
From net realized gains	–		(0.20)	(0.11)	(0.00)	(0.00)	–

Total Distributions	(0.17)		(0.65)	(0.65)	(0.58)	(0.54)	(0.53)

NET ASSET VALUE, END OF PERIOD	$13.46		$13.29	$13.10	$12.96	$12.75	$12.47

TOTAL RETURN(a)	2.54%	(b)	6.50%	6.18%	6.40%	6.74%	3.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$551,480		$438,040	$355,602	$274,554	$260,808	$154,852
Ratio of expenses to average net assets	0.50%	(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	3.00%	(c)	3.43%	4.27%	4.60%	4.65%	4.39%
Portfolio turnover rate	16%	(b)	48%	34%	31%	21%	30%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Maxim Bond Index Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The Board of Directors has approved a new share class for the Portfolios, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio was capitalized on July 29, 2011.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Commercial Mortgage Backed; Residential Mortgage Backed; Asset Backed Obligations	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period. Level 3 invesmtents in securities were not considered a significant portion of the Portfolio

Description*	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Fixed Income:
Commercial Mortgage Backed		-		20,997,024		-		20,997,024
Corporate Bonds and Notes		-		165,254,144		1,145,783		166,399,927
Foreign Government and Government Agency Bonds and Notes		-		3,101,635		-		3,101,635
Municipal Bonds		-		1,517,820		-		1,517,820
Residential Mortgage Backed		-		172,776,939				172,776,939
US Government and Government Agency Bonds and Notes		-		170,753,495		-		170,753,495
Other Debt		-		4,145,850		-		4,145,850
Short-term Investments and Securities Lending Collateral		-		16,483,125		-		16,483,125

Total		$0		$555,030,032		$1,145,783		$556,175,815

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2011:

Description	Corporate Bonds and Notes
Beginning Balance, January 1, 2011	$0
Total realized gain (loss)	-
Total unrealized gain (loss) relating to instruments not held at reporting date	-
Total unrealized gain (loss) relating to instruments still held at reporting date	-
Purchases	-
Sales	-
Amortization	-
Transfers into Level 3(a)	1,145,783
Transfers (out of) Level 3	-

Ending Balance, June 30, 2011	$1,145,783

(a)	Transfers into Level 3 are primarily due to decreased observability of inputs in valuation methodologies.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Financing Transactions

To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Portfolio’s current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio’s right to repurchase the security may be restricted. Amounts owing to brokers under these agreements are included in the “Payable for investments purchased” on the Statement of Assets and Liabilities. At June 30, 2011, there were no mortgage dollar rolls held.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $46,670,451 and $10,426,168, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $141,414,146 and $65, 595,678, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $537,616,628. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $19,969,650 and gross depreciation of securities in which there was an excess of tax cost over value of $1,410,463 resulting in net unrealized appreciation of $18,559,187.

5. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the securities purchased with cash collateral are included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The securities are also included in the Schedule of Investments. As of June 30, 2011 the Portfolio had securities on loan valued at $3,678,990 and received collateral of $3,773,125 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim

Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)   (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not Applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011